Summary of Impact of Changes in Company's Ownership Interests in Subsidiary (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Net income attributable to Cinemark USA, Inc.	$ 218,532	$ 194,380	$ 149,843
Net transfers from non-controlling interests			(4,618)
Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$ 218,532	$ 194,380	145,225
Brazil
Noncontrolling Interest [Line Items]
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of noncontrolling interests			$ (4,618)